SUPPLEMENT DATED MAY 27, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS P SHARES DATED AUGUST 1, 2015

This supplement revises the Pacific Funds Class P Shares prospectus dated August 1, 2015, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references to “QS Batterymarch Financial Management, Inc.” and “QS Batterymarch” are replaced with “QS Investors, LLC” and “QS Investors,” respectively. All references to “UBS Global Asset Management (Americas) Inc.” and “UBS Global AM” are replaced with “UBS Asset Management (Americas) Inc.” and “UBS AM,” respectively.

Disclosure Changes to the Fund Summaries section

PF International Large-Cap Fund – In the Management subsection, the “Portfolio Manager and Primary Title with Sub-Adviser” table is updated to add the following:

Filipe M.G. Benzinho, Investment Officer and Portfolio Manager	Since 2016

PF Equity Long/Short Fund – In the Management subsection, all references to Lars N. Nielsen in the “Portfolio Manager and Primary Title with Sub-Adviser” table are replaced with the following:

Michele L. Aghassi, Principal	Since 2016
Hoon Kim, Principal, CFA	Since 2016

Disclosure Changes to the Additional Information About Fund Performance section

In the Manager Changes, Name Changes and/or Related Investment Policy Changes by Fund subsection, the following paragraph is added with respect to the PF International Small-Cap Fund:

PF International Small-Cap Fund: Effective April 1, 2016, QS Investors, LLC (“QS Investors”) began managing the Fund. QS Batterymarch Financial Management, Inc., which was named Batterymarch Financial Management, Inc. prior to June 30, 2014 and which came under common management with QS Investors as of May 31, 2014, managed the Fund prior to that date.

In the Manager Changes, Name Changes and/or Related Investment Policy Changes by Fund subsection, the disclosure for PF Currency Strategies Fund is deleted and replaced with the following:

PF Currency Strategies Fund: Effective October 30, 2015, the sub-adviser of the Fund changed its name to UBS Asset Management (Americas) Inc. Effective December 31, 2014, the Fund changed its name from PL Currency Strategies Fund. Macro Currency Group became co-sub-adviser to the Fund on May 1, 2014, and some investment policies changed at that time. UBS was the sole sub-adviser to the Fund before that date.

Disclosure Changes to the About Management section

PF Equity Long/Short Fund – In the table for AQR Capital Management, LLC, all references to Lars N. Nielsen are replaced with the following:

Michele L. Aghassi	Ms. Aghassi joined AQR in 2005 and is a principal. She is co-head of AQR’s global stock selection team, overseeing research and portfolio management. She has over 16 years of investment experience. Ms. Aghassi has a BSc from Brown University and a Ph.D. from the Massachusetts Institute of Technology.

Hoon Kim, CFA	Mr. Kim joined AQR in 2005 and is a principal. He develops AQR’s quantitative models and oversees portfolio management for its Global Stock Selection team. He has over 16 years of investment experience. Mr. Kim has a BA from Yonsei University and an MBA and Ph.D. from Carnegie Mellon University.

PF International Large-Cap Fund – The following is added to the table for Massachusetts Financial Services Company, doing business as MFS Investment Management, within the PF International Large-Cap Fund subsection:

Filipe M.G. Benzinho	Investment officer of MFS since 2009 and portfolio manager of MFS since 2016. Mr. Benzinho has over 7 years of investment experience. He has an undergraduate degree from Instituto Superior das Ciencias do Trabalho e da Empresa and an MBA from Harvard Business School.

SUPPLEMENT DATED MAY 27, 2016

TO THE PACIFIC FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 29, 2016 FOR THE PACIFIC FUNDSSM LARGE-CAP, PACIFIC FUNDSSM LARGE-CAP VALUE, PACIFIC FUNDSSM SMALL/MID-CAP, PACIFIC FUNDSSM SMALL-CAP, PACIFIC FUNDSSM SMALL-CAP VALUE AND PACIFIC FUNDSSM SMALL-CAP GROWTH

AND DATED AUGUST 1, 2015 FOR ALL OTHER FUNDS

This supplement revises the Pacific Funds Statement of Additional Information dated April 29, 2016 for Pacific FundsSM Large-Cap, Pacific FundsSM Large-Cap Value, Pacific FundsSM Small/Mid-Cap, Pacific FundsSM Small-Cap, Pacific FundsSM Small-Cap Value and Pacific FundsSM Small-Cap Growth and dated August 1, 2015 for all other Funds, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

All references to “QS Batterymarch Financial Management, Inc.” and “QS Batterymarch” are replaced with “QS Investors, LLC” and “QS Investors,” respectively. All references to “UBS Global Asset Management (Americas) Inc.” and “UBS Global AM” are replaced with “UBS Asset Management (Americas) Inc.” and “UBS AM,” respectively.

ORGANIZATION AND MANAGEMENT OF THE TRUST

In the Management Information section, in the Interested Persons table, information for James T. Morris under the “Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years” column is deleted and replaced with the following:

Director (4/07 to present), Chairman (5/08 to present), Chief Executive Officer (4/07 to present) and President (4/07 to 3/12; 1/16 to present) of Pacific Mutual Holding Company and Pacific LifeCorp; Director (4/07 to present), Chairman (5/08 to present), Chief Executive Officer (4/07 to present) and President (4/07 to 3/12; 1/16 to present) of Pacific Life; Chief Executive Officer (5/07 to 10/15) and President (5/07 to 3/12) of Pacific Life Fund Advisors LLC; Director (4/16 to present) of Edison International; and Chairman of the Board and Trustee (1/07 to present) and Chief Executive Officer (1/07 to 12/09) of Pacific Select Fund.

INFORMATION ABOUT THE MANAGERS

In the Management Firms section, the disclosure for QS Batterymarch Financial Management, Inc. is deleted and replaced with the following:

QS Investors, LLC (“QS Investors”)

QS Investors is an investment management firm that specializes in disciplined and systematic investment solutions. As of April 1, 2016, pursuant to a firm integration plan, substantially all of the assets of affiliated adviser entities QS Legg Mason Global Asset Allocation, LLC and QS Batterymarch Financial Management, Inc., including their investment advisory agreements with clients, merged into QS Investors. QS Investors is a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), a global asset management firm.

In the Management Firms section, the disclosure for UBS Global Asset Management (Americas) Inc. is deleted and replaced with the following:

UBS Asset Management (Americas) Inc. (formerly named UBS Global Asset Management (Americas) Inc.) (“UBS AM”)

UBS AM is an indirect wholly owned asset management subsidiary of UBS Group AG and a member of the UBS Asset Management Division. UBS Group AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

In the Compensation Structures and Methods section, the following is added after the fourth paragraph of the MFS section:

As of May 1, 2016, the MSCI EAFE (Europe, Australasia, Far East) Index (net dividends) is used to measure Filipe M. G. Benzinho’s performance for the PF International Large-Cap Fund.

In the Other Accounts Managed section, all information regarding Lars N. Nielsen is deleted from the AQR portion of the table, and the following is added to the AQR and MFS portions of the table:

Manager, Portfolio Manager(s)	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
AQR
Michele L. Aghassi[3]
Registered Investment Companies	16	$5,321,885,549	None	N/A
Other Pooled Investment Vehicles	18	$8,709,071,137	11	$4,464,048,619
Other Accounts	10	$2,385,548,681	1	$ 289,467,981
Hoon Kim[3]
Registered Investment Companies	7	$3,340,812,793	None	N/A
Other Pooled Investment Vehicles	13	$5,235,815,363	8	$2,108,640,106
Other Accounts	21	$8,587,189,065	4	$ 709,926,493

MFS
Filipe M. G. Benzinho[3]
Registered Investment Companies	None	N/A	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	None	N/A	None	N/A

[3]	Other Accounts Managed information as of March 31, 2016.

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